Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Parenthetical) (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Offsetting Liabilities [Line Items]
Derivative liabilities, not subject to a master netting or similar arrangement	$ 0	$ 0
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Derivative liabilities, not subject to a master netting or similar arrangement	$ 26,000,000	$ 6,000,000